real estate joint ventures and investments in associates - Investments in associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
real estate joint ventures and investments in associates
Investments in associates	$ 232	$ 120
Statement of financial position
Current assets	6,313	6,092
Non-current assets	49,823	47,977
Current liabilities	9,478	8,286
Non-current liabilities	29,356	28,125
Statement of income and other comprehensive income
Net income (loss)	867	1,718
Other comprehensive income (loss)	(178)	79
Comprehensive income (loss)	688	1,654
Reconciliation of statement of financial position summary financial information to carrying amounts
Comprehensive income, attributable to owners of parent	$ 688	$ 1,654
Miovision Technologies Incorporated
real estate joint ventures and investments in associates
Equity interest in associates (as a percent)	43.00%	32.00%
Aggregate interests	$ 184	$ 75
Individually immaterial associates
real estate joint ventures and investments in associates
Investments in associates	$ 48	$ 45